NON-FINANCIAL ASSETS AND LIABILITIES (Details 13) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 36	$ 39
Salaries And Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	5	6
Provision For Vacations [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	8	9
Provision For Gratifications And Annual Bonus For Efficiency [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 23	$ 24